Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Financial Instruments
Schedule of fair value of the derivative assets

	December 31,	June 30,
	2021	2022
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	—	119
Total	—	119
Derivative financial instruments, current assets	—	94
Derivative financial instruments, non-current assets	—	25
Total	—	119

Schedule of fair value of the derivative liabilities

	December 31,	June 30,
	2021	2022
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	9,245	82
Total	9,245	82
Derivative financial instruments, current liability	5,184	10
Derivative financial instruments, non-current liability	4,061	72
Total	9,245	82